Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Disclosure of Prepaid Expenses [Abstract]
Prepaid Expenses	NOTE 4 – Prepaid Expenses

	December 31, 2018	December 31, 2017
	$	$
Prepaid expenses	468,600	297,003
Deposits	21,302	22,600
	489,902	319,603